UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3864

                            OPPENHEIMER BALANCED FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                    7.1%
--------------------------------------------------------------------------------
Media                                                                       5.0
--------------------------------------------------------------------------------
Aerospace & Defense                                                         4.2
--------------------------------------------------------------------------------
Pharmaceuticals                                                             3.5
--------------------------------------------------------------------------------
Oil & Gas                                                                   3.1
--------------------------------------------------------------------------------
Tobacco                                                                     2.2
--------------------------------------------------------------------------------
Insurance                                                                   2.1
--------------------------------------------------------------------------------
Computers & Peripherals                                                     2.1
--------------------------------------------------------------------------------
Diversified Financial Services                                              1.8
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              1.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         2.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.2
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.2
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                  2.0
--------------------------------------------------------------------------------
Cendant Corp.                                                               1.7
--------------------------------------------------------------------------------
UBS AG                                                                      1.7
--------------------------------------------------------------------------------
Orbital Sciences Corp.                                                      1.5
--------------------------------------------------------------------------------
International Business Machines Corp.                                       1.4
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                              1.3
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              1.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.


                         10 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Bonds and Notes           45.0%
      Stocks                    44.9
      Cash Equivalents          10.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                         11 | OPPENHEIMER BALANCED FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         12 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         13 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          BEGINNING   ENDING      EXPENSES
                                          ACCOUNT     ACCOUNT     PAID DURING
                                          VALUE       VALUE       6 MONTHS ENDED
                                          (10/1/05)   (3/31/06)   MARCH 31, 2006
--------------------------------------------------------------------------------
Class A Actual                            $1,000.00   $1,012.40   $  5.28
--------------------------------------------------------------------------------
Class A Hypothetical                       1,000.00    1,019.70      5.30
--------------------------------------------------------------------------------
Class B Actual                             1,000.00    1,007.20      9.96
--------------------------------------------------------------------------------
Class B Hypothetical                       1,000.00    1,015.06     10.00
--------------------------------------------------------------------------------
Class C Actual                             1,000.00    1,007.60      9.61
--------------------------------------------------------------------------------
Class C Hypothetical                       1,000.00    1,015.41      9.64
--------------------------------------------------------------------------------
Class N Actual                             1,000.00    1,010.60      7.35
--------------------------------------------------------------------------------
Class N Hypothetical                       1,000.00    1,017.65      7.37

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2006 are as follows:

CLASS            EXPENSE RATIOS
--------------------------------------------------------------------------------
Class A               1.05%
--------------------------------------------------------------------------------
Class B               1.98
--------------------------------------------------------------------------------
Class C               1.91
--------------------------------------------------------------------------------
Class N               1.46


                         14 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--49.5%
---------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.3%
---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
WCI Communities, Inc. 1                                                                     97,400   $     2,709,668
---------------------------------------------------------------------------------------------------------------------
MEDIA--5.0%
Liberty Global, Inc., Series A                                                             591,194        12,101,741
---------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                           591,194        11,676,082
---------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                             2,290,700        18,806,647
---------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                                       97,950         3,800,460
                                                                                                     ----------------
                                                                                                          46,384,930

---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.6%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.4%
Constellation Brands, Inc., Cl. A 1                                                        329,100         8,243,955
---------------------------------------------------------------------------------------------------------------------
Diageo plc, Sponsored ADR                                                                   74,200         4,706,506
                                                                                                     ----------------
                                                                                                          12,950,461

---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Wal-Mart Stores, Inc.                                                                      144,000         6,802,560
---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                                                        109,800         2,356,308
---------------------------------------------------------------------------------------------------------------------
TOBACCO--2.2%
Altria Group, Inc.                                                                         293,100        20,769,066
---------------------------------------------------------------------------------------------------------------------
ENERGY--3.7%
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Halliburton Co.                                                                             68,000         4,965,360
---------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.1%
BP plc, ADR                                                                                 70,900         4,887,846
---------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                         24,700         2,272,153
---------------------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                                       75,900         6,235,185
---------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                         291,000         5,782,348
---------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                       88,000         4,673,340
---------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                              37,500         4,939,875
                                                                                                     ----------------
                                                                                                          28,790,747

---------------------------------------------------------------------------------------------------------------------
FINANCIALS--8.5%
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.7%
UBS AG                                                                                     142,731        15,678,349
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.7%
Bank of America Corp.                                                                       52,052         2,370,448
---------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                              82,574         4,628,273


                         15 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Wells Fargo & Co.                                                                          132,800   $     8,481,936
                                                                                                     ----------------
                                                                                                          15,480,657

---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Bear Stearns Cos., Inc. (The)                                                               19,200         2,663,040
---------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                 96,400         7,762,128
---------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                            137,700         6,503,571
                                                                                                     ----------------
                                                                                                          16,928,739

---------------------------------------------------------------------------------------------------------------------
INSURANCE--2.1%
American International Group, Inc.                                                          44,100         2,914,569
---------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                       51,500         4,808,555
---------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                            268,300         8,969,269
---------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                        102,500         2,982,750
                                                                                                     ----------------
                                                                                                          19,675,143

---------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.5%
Host Marriott Corp.                                                                        205,100         4,389,140
---------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.7%
Countrywide Financial Corp.                                                                101,100         3,710,370
---------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                 53,000         3,233,000
                                                                                                     ----------------
                                                                                                           6,943,370

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.2%
---------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Human Genome Sciences, Inc. 1                                                              187,100         2,033,777
---------------------------------------------------------------------------------------------------------------------
Inhibitex, Inc. 1                                                                          131,700           956,142
---------------------------------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                                                      109,300         2,248,301
---------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1,2                                                                        210,200         7,689,116
---------------------------------------------------------------------------------------------------------------------
Myogen, Inc. 1                                                                              61,600         2,231,768
                                                                                                     ----------------
                                                                                                          15,159,104

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Beckman Coulter, Inc.                                                                       88,400         4,823,988
---------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                                     37,300         2,015,319
                                                                                                     ----------------
                                                                                                           6,839,307

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.3%
Manor Care, Inc.                                                                            69,500         3,082,325


                         16 | OPPENHEIMER BALANCED FUND

                                                                                                              VALUE
                                                                                            SHARES       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
GlaxoSmithKline plc, ADR                                                                   118,500   $    6,198,735
--------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                                                         132,200        2,313,500
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                               394,140        9,821,969
--------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                     198,100        9,399,845
--------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                      245,800        4,667,742
                                                                                                     ---------------
                                                                                                         32,401,791

--------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.2%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Empresa Brasileira de Aeronautica SA, ADR                                                  142,100        5,236,385
--------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                              247,800       10,598,406
--------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                   907,317       14,353,755
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                  148,100        8,585,357
                                                                                                     ---------------
                                                                                                         38,773,903

--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Cendant Corp.                                                                              916,400       15,899,540
--------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Gamesa Corporacion Tecnologica SA                                                          146,700        2,821,359
--------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.6%
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.3%
Cisco Systems, Inc. 1                                                                      536,600       11,628,122
--------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.1%
Hutchinson Technology, Inc. 1                                                              136,800        4,127,256
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                      152,700       12,593,169
--------------------------------------------------------------------------------------------------------------------
Palm, Inc.1                                                                                123,200        2,853,312
                                                                                                     ---------------
                                                                                                         19,573,737

--------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Flextronics International Ltd. 1                                                           485,300        5,022,855
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
ATI Technologies, Inc. 1,3                                                                 333,300        5,726,094
--------------------------------------------------------------------------------------------------------------------
SOFTWARE--7.1%
Compuware Corp. 1                                                                          871,529        6,824,072
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                            744,800       20,266,008
--------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                             837,000        6,428,160
--------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                           285,300        6,376,455
--------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                    1,370,500       25,573,530
                                                                                                     ---------------
                                                                                                         65,468,225


                         17 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                              VALUE
                                                                                            SHARES       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MATERIALS--1.1%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc.                                                                               85,800   $    4,731,870
--------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Companhia Vale do Rio Doce, Sponsored ADR                                                  117,400        5,075,202
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.8%
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
IDT Corp., Cl. B 1                                                                         696,200        7,706,934
--------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1,4                                                          450,000               --
                                                                                                     ---------------
                                                                                                          7,706,934

--------------------------------------------------------------------------------------------------------------------
UTILITIES--1.5%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
AES Corp. (The) 1                                                                          554,200        9,454,652
--------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                     453,900        4,802,262
                                                                                                     ---------------
                                                                                                         14,256,914
                                                                                                     ---------------
Total Common Stocks (Cost $350,780,480)                                                                 458,991,780

                                                                                             UNITS
--------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1 (Cost $0)                                   11,758            7,349

                                                                                         PRINCIPAL
                                                                                            AMOUNT
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.6%
--------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.998%, 11/25/35 5                                       $       780,000          780,481
--------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.836%, 4/20/08 5                                                  550,000          550,387
--------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66%, 12/26/07                                                   1,099,752        1,096,746
--------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                    1,870,000        1,831,370
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                     336,760          336,483
--------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan Asset-Backed
Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                       2,090,000        2,085,960
--------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                      28,798           28,712
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                     203,931          202,874
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                    641,773          637,354
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                  1,374,724        1,367,204
Series 2005-D, Cl. AV2, 5.088%, 10/25/35 5                                               1,530,000        1,531,163
--------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2, 3.72%, 12/15/07                                     1,399,233        1,393,041


                         18 | OPPENHEIMER BALANCED FUND

                                                                                         PRINCIPAL            VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                           $       132,975   $      132,862
--------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                        270,000          258,223
--------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2005-WF2,
Cl. AF2, 4.922%, 8/25/35 5                                                               1,859,823        1,841,714
--------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 6                     1,720,000        1,759,049
--------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 5.188%, 2/25/33 5                                                    27,360           27,429
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 5                                                800,766          796,105
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 5                                                550,000          547,148
Series 2005-17, Cl. 1AF1, 5.018%, 5/25/36 5                                              1,104,649        1,105,297
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 5                                                370,000          367,955
--------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                       280,123          279,980
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                       713,072          711,765
--------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 5                                                   790,346          787,627
--------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables, Series 2005-FF10, Cl. A3, 5.028%, 11/25/35 5                                2,270,000        2,271,399
--------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                   1,370,000        1,354,132
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                      605,152          604,075
--------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                                    3,811,615        3,801,650
--------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                      273,752          273,292
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                   1,279,631        1,275,009
--------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.036%, 1/20/35 5                                   1,012,183        1,013,102
--------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 5                                                1,482,954        1,480,294
--------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.099%, 3/15/16 5                                                2,540,000        2,706,033
--------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                      866,072          863,886
--------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 5                                                 500,000          494,576
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 5                                                  390,000          384,428
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 5                                                  630,000          622,411


                         19 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL            VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                     $1,130,000   $    1,123,291
--------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                 2,022,604        2,010,558
--------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                      908,845          906,652
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 5                                                  454,290          451,578
--------------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                                      274,586          274,866
--------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                     290,668          290,103
                                                                                                     ---------------
Total Asset-Backed Securities (Cost $42,835,811)                                                         42,658,264

--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--27.5%
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--23.1%
--------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.9%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                            4,638,337        4,435,156
4.50%, 5/1/19 7                                                                          2,532,220        2,419,647
5%, 4/1/36 7                                                                             4,640,000        4,415,248
6%, 9/1/24                                                                               1,003,871        1,010,432
6.50%, 4/1/18-4/1/34                                                                     1,995,962        2,042,410
7%, 5/1/29-11/1/32                                                                       3,488,064        3,594,586
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                                                         474,722          483,844
Series 2053, Cl. Z, 6.50%, 4/15/28                                                         521,215          530,699
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                        664,062          674,473
Series 2075, Cl. D, 6.50%, 8/15/28                                                       1,578,689        1,607,732
Series 2080, Cl. Z, 6.50%, 8/15/28                                                         428,264          433,928
Series 2387, Cl. PD, 6%, 4/15/30                                                           396,543          397,446
Series 2456, Cl. BD, 6%, 3/15/30                                                            92,437           92,400
Series 2500, Cl. FD, 5.249%, 3/15/32 5                                                     213,454          214,677
Series 2526, Cl. FE, 5.149%, 6/15/29 5                                                     290,861          291,526
Series 2551, Cl. FD, 5.149%, 1/15/33 5                                                     228,144          230,559
Series 2583, Cl. KA, 5.50%, 3/15/22                                                      1,011,731        1,010,778
Series 2921, Cl. NG, 5%, 1/15/35                                                         2,988,000        2,735,535
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                                45,675           45,566
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.094%, 6/1/26 8                                                      409,190           91,981
Series 183, Cl. IO, 8.946%, 4/1/27 8                                                       628,449          145,482
Series 184, Cl. IO, 14.897%, 12/1/26 8                                                     689,183          152,220


                         20 | OPPENHEIMER BALANCED FUND

                                                                                         PRINCIPAL            VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security: Continued
Series 192, Cl. IO, 15.111%, 2/1/28 8                                              $       193,731   $       41,771
Series 200, Cl. IO, 13.426%, 1/1/29 8                                                      228,207           53,350
Series 2003-118, Cl. S, 15.59%, 12/25/33 8                                               3,374,684          396,068
Series 2130, Cl. SC, 2.642%, 3/15/29 8                                                     522,681           34,595
Series 2796, Cl. SD, 6.228%, 7/15/26 8                                                     772,521           51,556
Series 2920, Cl. S, 5.764%, 1/15/35 8                                                    4,571,828          206,154
Series 3000, Cl. SE, 9.253%, 7/15/25 8                                                   4,305,201          141,913
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.719%, 6/1/26 9                                             165,906          134,151
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                                                        4,434,854        4,333,817
5%, 9/1/33-5/1/36 7                                                                     36,747,753       34,996,756
5.50%, 4/1/21-5/25/36 7                                                                 19,145,000       18,775,778
5.50%, 3/1/33-1/1/34                                                                    29,954,232       29,306,669
6%, 5/1/16-11/1/32                                                                      18,114,251       18,280,167
6%, 4/1/21 7                                                                             1,500,000        1,520,157
6.50%, 12/1/27-11/1/31                                                                   3,072,306        3,150,598
6.50%, 5/1/36 7                                                                         10,958,000       11,166,881
7%, 11/1/17-1/1/36                                                                      17,268,709       17,806,248
7%, 4/1/36 7                                                                             3,554,000        3,660,620
7.50%, 1/1/33                                                                              587,838          615,082
8.50%, 7/1/32                                                                               40,606           43,765
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                                                     1,520,701        1,558,108
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                     1,249,507        1,276,642
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                         234,141          235,400
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                   1,703,712        1,742,221
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                         296,652          297,758
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                         160,826          161,037
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          65,688           65,628
Trust 2002-77, Cl. WF, 5.176%, 12/18/32 5                                                  345,136          348,031
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                      630,000          610,522
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                    1,045,000        1,023,825
Trust 2004-38, Cl. FT, 5.248%, 10/25/33 5                                                3,504,527        3,513,531
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                      1,633,000        1,573,693
Trust 2005-30, Cl. UG, 5%, 4/25/35                                                       3,744,000        3,415,671
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                    3,460,000        3,416,112
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-38, Cl. SO, 1.596%, 4/25/32 8                                                   809,994           45,780
Trust 2002-47, Cl. NS, 3.218%, 4/25/32 8                                                   864,008           77,441
Trust 2002-51, Cl. S, 3.364%, 8/25/32 8                                                    793,295           69,866
Trust 2002-77, Cl. IS, 5.079%, 12/18/32 8                                                1,379,990          129,781


                         21 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL            VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 214, Cl. 2, 16.346%, 3/1/23 8                                                $     1,268,837   $      298,090
Trust 222, Cl. 2, 13.329%, 6/1/23 8                                                      1,436,700          336,484
Trust 240, Cl. 2, 17.05%, 9/1/23 8                                                       2,189,027          511,880
Trust 252, Cl. 2, 10.141%, 11/1/23 8                                                     1,059,093          250,531
Trust 273, Cl. 2, 14.858%, 8/1/26 8                                                        307,687           69,238
Trust 319, Cl. 2, 10.577%, 2/1/32 8                                                        425,718          108,791
Trust 321, Cl. 2, 5.662%, 4/1/32 8                                                       4,413,821        1,122,927
Trust 329, Cl. 2, 10.473%, 1/1/33 8                                                      1,125,264          277,868
Trust 333, Cl. 2, 10.781%, 4/1/33 8                                                     18,642,461        4,632,433
Trust 334, Cl. 17, 10.685%, 2/1/33 8                                                       721,250          165,059
Trust 338, Cl. 2, 9.459%, 7/1/33 8                                                       5,209,439        1,290,078
Trust 350, Cl. 2, 11.872%, 3/1/34 8                                                      4,805,996        1,178,009
Trust 2001-65, Cl. S, 15.572%, 11/25/31 8                                                1,969,177          173,438
Trust 2001-81, Cl. S, 4.86%, 1/25/32 8                                                     442,522           37,644
Trust 2002-9, Cl. MS, 3.95%, 3/25/32 8                                                     593,243           53,395
Trust 2002-52, Cl. SD, 1.161%, 9/25/32 8                                                   953,769           85,181
Trust 2002-77, Cl. SH, 8.48%, 12/18/32 8                                                   571,078           48,153
Trust 2002-96, Cl. SK, 16.458%, 4/25/32 8                                                5,129,157          469,590
Trust 2003-4, Cl. S, 15.29%, 2/25/33 8                                                   1,076,452          113,999
Trust 2004-54, Cl. DS, 1.368%, 11/25/30 8                                                  856,657           42,573
Trust 2005-6, Cl. SE, 5.383%, 2/25/35 8                                                  3,057,765          138,586
Trust 2005-19, Cl. SA, 4.435%, 3/25/35 8                                                12,030,722          583,318
Trust 2005-40, Cl. SA, 5.093%, 5/25/35 8                                                 2,659,715          124,256
Trust 2005-71, Cl. SA, 12.685%, 8/25/25 8                                                2,744,217          139,403
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 333, Cl. 1, 4.628%, 4/1/33 9                                                       5,330,640        3,907,311
Trust 338, Cl. 1, 5.022%, 7/1/33 7,9                                                     6,159,892        4,520,467
Trust 1993-184, Cl. M, 5.773%, 9/25/23 9                                                   490,484          399,211
                                                                                                     ---------------
                                                                                                        212,411,381

--------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
4.375%, 3/20/26 5                                                                           31,924           32,227
7%, 4/15/26                                                                                209,287          218,478
7.50%, 5/15/27                                                                           1,164,272        1,223,796
--------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (0.218)%, 1/16/27 8                                              1,025,041           59,714
Series 2002-15, Cl. SM, (3.059)%, 2/16/32 8                                                968,503           53,909
Series 2002-76, Cl. SY, 0.876%, 12/16/26 8                                               2,039,797          121,706
Series 2004-11, Cl. SM, (3.232)%, 1/17/30 8                                                729,231           44,243
                                                                                                     ---------------
                                                                                                          1,754,073


                         22 | OPPENHEIMER BALANCED FUND

                                                                                         PRINCIPAL            VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.4%
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                            $     1,480,000   $    1,412,698
Series 2005-2, Cl. A4, 4.783%, 7/10/43 5                                                 1,910,000        1,844,887
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                   1,580,000        1,525,710
--------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                   1,397,616        1,377,448
--------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                   1,068,820        1,079,842
Series 2005-E, Cl. 2A2, 4.978%, 6/25/35 5                                                  267,338          267,020
--------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                     750,000          729,723
--------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2006-WF1, Cl. A2B,
5.536%, 3/1/36                                                                             400,000          400,000
--------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4, 5.226%, 7/15/44 3,5                                1,810,000        1,775,380
--------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.998%, 10/25/34 5                                                200,847          200,997
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                  1,771,067        1,785,394
--------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.577%, 4/29/39 5,6                                               708,061          708,981
--------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                    960,000          935,325
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                    650,000          623,383
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                    940,000          922,723
--------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                    437,353          443,911
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                   940,000          898,853
--------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                 1,330,000        1,284,392
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                 1,050,000        1,039,296
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                  380,000          368,233
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                               1,610,000        1,598,230
Series 2006-LDP6, Cl. A4, 5.475%, 4/15/43                                                1,860,000        1,840,061
--------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                    1,120,000        1,099,642
--------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                     1,851,724        1,841,080
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                                                  3,420,909        3,395,501


                         23 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL            VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                         $  1,362,000   $    1,466,187
--------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                    902,857          897,549
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 7.878%, 1/20/28 4,5                       60,173           24,069
--------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                 2,190,000        2,142,808
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 5                                               1,120,000        1,095,595
--------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.678%, 5/25/35 5                                 1,144,839        1,142,835
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD,
Cl. 2A1, 5.518%, 1/25/35 5                                                                 949,413          944,492
                                                                                                     ---------------
                                                                                                         37,112,245

--------------------------------------------------------------------------------------------------------------------
OTHER--0.1%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                     1,360,000        1,326,282
--------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32         2,763,133        2,797,672
                                                                                                     ---------------

Total Mortgage-Backed Obligations (Cost $258,293,450)                                                   255,401,653

--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.8%
--------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 10                                                1,245,000        1,153,603
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.125%, 11/15/06                                                                         2,600,000        2,568,888
3.50%, 11/15/07                                                                          1,020,000          995,325
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                          3,495,000        3,473,055
4.125%, 7/12/10 3                                                                          666,000          640,785
4.375%, 11/16/07                                                                           430,000          425,332
4.625%, 2/21/08 3                                                                          850,000          843,373
5.125%, 4/18/11                                                                            720,000          719,666
6.625%, 9/15/09                                                                            235,000          246,103
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                              2,310,000        2,287,334
4.25%, 7/15/07 3                                                                         2,170,000        2,147,284
4.75%, 12/15/10                                                                            130,000          127,917
6%, 5/15/11 3,11                                                                         4,005,000        4,156,617
6.625%, 9/15/09 3                                                                          135,000          141,335
7.25%, 1/15/10 11                                                                        1,500,000        1,608,515
7.25%, 5/15/30 3                                                                         1,215,000        1,530,454


                         24 | OPPENHEIMER BALANCED FUND

                                                                                         PRINCIPAL            VALUE
                                                                                            AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
--------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35 3                                                                   $     1,560,000   $    1,402,226
5.375%, 11/13/08                                                                           375,000          377,911
Series A, 6.79%, 5/23/12                                                                11,936,000       12,926,640
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31 3                                                                          300,000          315,891
8.875%, 8/15/17 3                                                                          465,000          621,029
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 11/30/07                                                                            137,000          135,732
4.25%, 1/15/11-8/15/15 3                                                                 3,313,000        3,225,242
4.375%, 12/31/07-1/31/08 3                                                               1,325,000        1,314,614
4.50%, 2/28/11 3                                                                           640,000          630,876
4.625%, 2/29/08 3                                                                          736,000          733,269
                                                                                                     ---------------
Total U.S. Government Obligations (Cost $45,931,718)                                                     44,749,016

--------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.7%
--------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                         500,000          558,567
--------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                           1,530,000        1,427,888
--------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                        840,000          886,200
--------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                           940,000          859,825
--------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                             1,255,000        1,410,862
--------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 12                                             1,460,000        1,401,264
--------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15 3                                  895,000          854,725
--------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                           1,310,000        1,371,345
--------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                       1,690,000        1,818,073
--------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                                     795,000        1,019,955
--------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                               1,685,000        1,779,267
--------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                          875,000          919,052
--------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                    1,610,000        1,776,754
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                          705,000          757,373
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                    900,000          893,899
--------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                          440,000          530,134
--------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32                              1,510,000        1,732,328
--------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10 3                             1,910,000        1,831,361
--------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10 3                                  1,895,000        1,818,101
--------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 5.25% Nts., 3/2/11 3                                          1,855,000        1,835,801
--------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12 3                                                        1,115,000        1,065,168
6.125% Nts., 1/15/14                                                                       780,000          766,539
--------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 8% Nts., 6/15/10                            1,610,000        1,733,492


                         25 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL             VALUE
                                                                                              AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                  $        1,175,000    $    1,364,980
-----------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                  1,645,000         1,787,862
-----------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                830,000           831,425
-----------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                                1,670,000         1,815,300
-----------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                          1,165,000         1,197,538
-----------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                    730,000           730,296
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                   915,000         1,019,445
-----------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                             1,100,000         1,005,204
6.625% Nts., 6/16/08                                                                       2,890,000         2,736,712
-----------------------------------------------------------------------------------------------------------------------
France Telecom SA, 8.315% Sr. Unsec. Nts., 3/1/31 5                                          275,000           344,512
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                        1,360,000         1,381,538
9.55% Unsub. Nts., 12/15/08 5                                                                199,000           217,328
-----------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                 1,400,000         1,366,774
-----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                                         2,870,000         2,819,471
8% Bonds, 11/1/31 3                                                                        1,315,000         1,246,062
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                              1,405,000         1,397,804
-----------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625% Sr. Unsec. Bonds, 6/1/15                                940,000           902,265
-----------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 6,12                                       1,800,000         1,718,910
-----------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                    865,000           871,439
-----------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11 3                                      1,075,000         1,168,809
-----------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 5                                     1,800,000         1,769,243
-----------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 6                                                   690,000           699,753
-----------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 5                                   810,000           850,500
-----------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                       1,925,000         1,849,677
-----------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                                    1,275,000         1,381,088
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15                                             1,875,000         1,797,549
-----------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                      965,000           909,704
-----------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 3,13                  250,000           131,250
-----------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14 3                                            1,145,000         1,052,475
-----------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                           985,000         1,020,362
-----------------------------------------------------------------------------------------------------------------------
Kroger Co. (The):
5.50% Unsec. Unsub. Nts., 2/1/13                                                           1,450,000         1,412,651
6.80% Sr. Unsec. Nts., 4/1/11                                                                385,000           401,553
-----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 3                                        930,000           869,466
-----------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                              885,000           870,846
-----------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                               1,235,000         1,122,937


                         26 | OPPENHEIMER BALANCED FUND

                                                                                           PRINCIPAL             VALUE
                                                                                              AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                           $          625,000    $      643,779
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                              965,000           926,929
-----------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                                                935,000           884,054
-----------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                1,455,000         1,440,450
-----------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                           1,525,000         1,541,186
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                         1,705,000         1,791,077
-----------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                124,000           128,384
-----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                           675,000           687,845
6.25% Sr. Unsec. Nts., 11/15/11                                                              195,000           200,826
-----------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                          250,000           246,994
7.875% Sr. Unsec. Nts., 11/15/10                                                           1,070,000         1,161,761
-----------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 9.375% Sr. Unsec. Sub. Nts., 2/15/07                         156,000           161,265
-----------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
5.75% Nts., 12/15/15 3,6                                                                   1,300,000         1,246,375
5.75% Unsec. Unsub. Nts., Series 12, 12/15/15                                              1,480,000         1,418,950
-----------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 6                       2,566,056         2,520,234
-----------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 6                      517,948           484,046
-----------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 5.20% Nts., 12/12/07                                          1,855,000         1,845,150
-----------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 6                          715,000           773,733
-----------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 6                                1,750,000         2,134,939
-----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                    1,730,000         2,135,355
-----------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                             915,000           915,324
-----------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                  900,000           897,335
-----------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                            750,000           826,633
-----------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                            760,000           711,681
-----------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                               1,735,000         1,788,884
-----------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts., 11/15/10                                             1,365,000         1,348,418
-----------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts., 6/1/11 3,6                                           1,380,000         1,361,265
-----------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Perpetual Bonds 6,12                                            75,000            77,162
-----------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                  1,100,000         1,379,299
-----------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                   1,700,000         2,005,590
-----------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                 215,000           237,392
-----------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                 1,565,000         1,806,591
-----------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                       1,165,000         1,174,986
-----------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08                                                         1,560,000         1,582,079
6.125% Unsec. Unsub. Nts., 1/15/09                                                           212,000           214,832


                         27 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL             VALUE
                                                                                              AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07                   $        1,520,000    $    1,471,618
-----------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                                                          915,000           823,409
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                        840,000           892,813
-----------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                  1,795,000         1,797,707
-----------------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 5.60% Sub. Nts., 3/15/16                                                   945,000           937,519
-----------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                          1,785,000         1,786,590
                                                                                                        ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $119,173,183)                                        117,521,160

-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.4%
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 4.24% in joint repurchase agreement (Principal Amount/
Value $2,051,676,000, with a maturity value of $2,052,457,347) with UBS Warburg
LLC, 4.57%, dated 3/31/06, to be repurchased at $87,080,150 on 4/3/06, collateralized by Federal National Mortgage Assn., 5%--6%, 3/1/34--3/1/36,
with a value of $2,098,378,320 (Cost $87,047,000)                                         87,047,000        87,047,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $904,061,642)                                              1,006,376,222

-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.7%
-----------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.2%
Whitehawk CDO Funding Corp., 4.98%, 6/15/06 14                                             2,000,000         2,000,000
-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
Undivided interest of 1.33% in joint repurchase agreement (Principal Amount/
Value $1,000,000,000, with a maturity value of $1,000,407,917) with Bank of
America NA, 4.895%, dated 3/31/06, to be repurchased at $13,311,375 on
4/3/06, collateralized by U.S. Agency Mortgages, 5.50%,
12/1/34, with a value of $1,020,000,001 14                                                13,305,947        13,305,947
-----------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.1%
Bear Stearns, 4.995%, 4/3/06 14                                                            1,000,000         1,000,000
                                                                                                        ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $16,305,947)                                                                                          16,305,947

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $920,367,589)                                                110.2%    1,022,682,169
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (10.2)      (95,031,659)
                                                                                  -------------------------------------

NET ASSETS                                                                                     100.0%   $  927,650,510
                                                                                  =====================================


                         28 | OPPENHEIMER BALANCED FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                       CONTRACTS    EXPIRATION    EXERCISE     PREMIUM         VALUE
                 SUBJECT TO CALL          DATE       PRICE    RECEIVED    SEE NOTE 7
------------------------------------------------------------------------------------
MedImmune, Inc.              700       6/19/06      $40.00     $65,840       $52,500

3. Partial or fully-loaned security. See Note 10 of accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $24,069, which represents less than 0.005% of the Fund's net assets. See Note 9 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,484,447 or 1.45% of the Fund's net assets as of March 31, 2006.

7. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See Note 1 of accompanying Notes.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $14,168,454 or 1.53% of the Fund's net assets as of March 31, 2006.

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $8,961,140 or 0.97% of the Fund's net assets as of March 31, 2006.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $288,859. See Note 6 of accompanying Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

13. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

14. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 10 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         29 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2006
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $26,524,332)
(cost $920,367,589)--see accompanying statement of investments                           $ 1,022,682,169
---------------------------------------------------------------------------------------------------------
Cash                                                                                             211,789
---------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                         12,204
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $54,736,501 sold on a when-issued basis
or forward commitment)                                                                        55,801,219
Interest, dividends and principal paydowns                                                     4,265,635
Shares of beneficial interest sold                                                             1,103,682
Other                                                                                             37,827
                                                                                         ----------------
Total assets                                                                               1,084,114,525

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $65,840)--see accompanying
statement of investments                                                                          52,500
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    16,305,947
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $136,619,500 purchased on a when-issued basis
or forward commitment)                                                                       137,608,469
Shares of beneficial interest redeemed                                                         1,571,676
Distribution and service plan fees                                                               488,182
Trustees' compensation                                                                           155,075
Transfer and shareholder servicing agent fees                                                    110,310
Shareholder communications                                                                        57,238
Futures margins                                                                                   43,567
Other                                                                                             71,051
                                                                                         ---------------
Total liabilities                                                                            156,464,015

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $   927,650,510
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $   794,690,843
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              4,500,410
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                26,363,525
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                            102,095,732
                                                                                         ----------------
NET ASSETS                                                                               $   927,650,510
                                                                                         ================


                         30 | OPPENHEIMER BALANCED FUND

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $730,228,246 and 53,183,662
shares of beneficial interest outstanding)                                                             $  13.73
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)        $  14.57
----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $94,200,874 and 7,008,542 shares
of beneficial interest outstanding)                                                                    $  13.44
----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $89,607,298 and 6,635,787 shares
of beneficial interest outstanding)                                                                    $  13.50
----------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,614,092 and 1,001,227 shares
of beneficial interest outstanding)                                                                    $  13.60

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         31 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2006
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                 $    11,173,110
---------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $67,116)                                        2,891,680
---------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                            42,310
                                                                                         ----------------
Total investment income                                                                       14,107,100
---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                3,169,675
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                          720,906
Class B                                                                                          475,231
Class C                                                                                          443,282
Class N                                                                                           31,103
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                          449,852
Class B                                                                                          109,142
Class C                                                                                           78,653
Class N                                                                                           14,628
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                           72,889
Class B                                                                                           20,496
Class C                                                                                           11,627
Class N                                                                                            1,249
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            15,643
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        1,447
---------------------------------------------------------------------------------------------------------
Other                                                                                             57,797
                                                                                         ----------------
Total expenses                                                                                 5,673,620

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          8,433,480


                         32 | OPPENHEIMER BALANCED FUND

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                              $    29,376,579
Closing and expiration of option contracts written                                                96,477
Closing and expiration of futures contracts                                                    1,477,814
Foreign currency transactions                                                                    591,437
Swap contracts                                                                                  (121,917)
                                                                                         ----------------
Net realized gain                                                                             31,420,390
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                  (28,296,463)
Translation of assets and liabilities denominated in foreign currencies                         (567,364)
Futures contracts                                                                               (588,471)
Option contracts                                                                                 (28,117)
Swap contracts                                                                                    83,547
                                                                                         ----------------
Net change in unrealized appreciation                                                        (29,396,868)

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $    10,457,002
                                                                                         ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         33 | OPPENHEIMER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 SIX MONTHS              YEAR
                                                                      ENDED             ENDED
                                                             MARCH 31, 2006     SEPTEMBER 30,
                                                                (UNAUDITED)              2005
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                        $    8,433,480     $  13,213,675
----------------------------------------------------------------------------------------------
Net realized gain                                                31,420,390        59,841,198
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                           (29,396,868)       24,412,348
                                                             ---------------------------------
Net increase in net assets resulting from operations             10,457,002        97,467,221

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                          (7,765,594)       (7,922,968)
Class B                                                            (600,170)         (487,362)
Class C                                                            (598,348)         (462,164)
Class N                                                            (114,242)          (90,860)
----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                         (39,740,985)      (33,213,932)
Class B                                                          (5,399,745)       (4,435,493)
Class C                                                          (4,997,241)       (3,587,318)
Class N                                                            (703,418)         (466,585)

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
  interest transactions:
Class A                                                          43,064,307        36,521,136
Class B                                                           1,218,783         8,636,193
Class C                                                           6,619,523        15,819,238
Class N                                                           2,480,675         2,483,994

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total increase                                                    3,920,547       110,261,100
----------------------------------------------------------------------------------------------
Beginning of period                                             923,729,963       813,468,863
                                                             ---------------------------------

End of period (including accumulated net investment income
of $4,500,410 and $5,145,284, respectively)                  $  927,650,510     $ 923,729,963
                                                             =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         34 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS A                                    (UNAUDITED)          2005          2004            2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    14.51     $   13.75     $   12.55       $   10.51     $   12.14     $   14.23
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .14 1         .24 1         .14             .21           .35           .43
Net realized and unrealized gain (loss)            .02          1.38          1.16            2.08         (1.29)        (1.40)
                                            ------------------------------------------------------------------------------------
Total from investment operations                   .16          1.62          1.30            2.29          (.94)         (.97)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.15)         (.16)         (.10)           (.22)         (.31)         (.38)
Tax return of capital distribution                  --            --            --            (.03)           --            --
Distributions from net realized gain              (.79)         (.70)           --              --          (.38)         (.74)
                                            ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.94)         (.86)         (.10)           (.25)         (.69)        (1.12)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $    13.73     $   14.51     $   13.75       $   12.55     $   10.51     $   12.14
                                            ====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                1.24%        12.13%        10.37%          21.98%        (8.58)%       (7.27)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  730,228     $ 725,836     $ 651,754       $ 575,799     $ 483,311     $ 562,281
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  722,559     $ 694,147     $ 631,041       $ 523,477     $ 570,796     $ 626,251
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             2.02%         1.69%         1.05%           1.78%         2.84%         3.16%
Total expenses                                    1.05%         1.05%         1.07%           1.11%         1.15%         1.01%
Expenses after payments and waivers and
reduction to custodian expenses                   1.05%         1.05%         1.06%           1.11%         1.15%         1.01%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             34% 4         73% 4         61% 4          205%           31%           40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS  SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Six Months Ended March 31, 2006         $   793,940,039    $   847,445,921
   Year Ended September 30, 2005             2,097,453,846      2,135,377,175
   Year Ended September 30, 2004             1,069,526,653      1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         35 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS B                                    (UNAUDITED)          2005          2004            2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    14.23     $   13.53     $   12.40       $   10.38     $   12.01     $   14.08
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .07 1         .11 1         .02             .09           .25           .31
Net realized and unrealized gain (loss)            .02          1.36          1.13            2.07         (1.29)        (1.36)
                                            -------------------------------------------------------------------------------------
Total from investment operations                   .09          1.47          1.15            2.16         (1.04)        (1.05)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.09)         (.07)         (.02)           (.11)         (.21)         (.28)
Tax return of capital distribution                  --            --            --            (.03)           --            --
Distributions from net realized gain              (.79)         (.70)           --              --          (.38)         (.74)
                                            -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.88)         (.77)         (.02)           (.14)         (.59)        (1.02)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $    13.44     $   14.23     $   13.53       $   12.40     $   10.38     $   12.01
                                            =====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                0.72%        11.17%         9.26%          20.91%        (9.38)%       (7.96)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   94,201     $  98,271     $  84,924       $  64,944     $  54,757     $  63,487
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   95,379     $  92,677     $  77,082       $  57,836     $  64,702     $  67,959
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             1.10%         0.76%         0.11%           0.81%         2.02%         2.37%
Total expenses                                    1.98%         1.98% 4       2.02% 4,5       2.08% 4       1.97% 4       1.81% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             34% 6         73% 6         61% 6          205%           31%           40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS  SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Six Months Ended March 31, 2006         $   793,940,039   $    847,445,921
   Year Ended September 30, 2005             2,097,453,846      2,135,377,175
   Year Ended September 30, 2004             1,069,526,653      1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         36 | OPPENHEIMER BALANCED FUND

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS C                                    (UNAUDITED)          2005          2004            2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    14.29     $   13.59     $   12.44       $   10.42     $   12.06     $   14.13
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .08 1         .11 1         .04             .11           .24           .31
Net realized and unrealized gain (loss)            .01          1.37          1.13            2.06         (1.29)        (1.37)
                                            -------------------------------------------------------------------------------------
Total from investment operations                   .09          1.48          1.17            2.17         (1.05)        (1.06)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.09)         (.08)         (.02)           (.12)         (.21)         (.27)
Tax return of capital distribution                  --            --            --            (.03)           --            --
Distributions from net realized gain              (.79)         (.70)           --              --          (.38)         (.74)
                                            -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.88)         (.78)         (.02)           (.15)         (.59)        (1.01)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $    13.50     $   14.29     $   13.59       $   12.44     $   10.42     $   12.06
                                            =====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                0.76%        11.18%         9.45%          20.98%        (9.41)%       (8.00)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   89,608     $  87,820     $  68,018       $  47,212     $  33,300     $  36,171
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   89,045     $  78,091     $  60,095       $  38,407     $  37,412     $  39,030
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             1.17%         0.83%         0.19%           0.90%         2.03%         2.37%
Total expenses                                    1.91%         1.91% 4       1.93% 4,5       1.98% 4       1.96% 4       1.81% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             34% 6         73% 6         61% 6          205%           31%           40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS  SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Six Months Ended March 31, 2006         $   793,940,039   $    847,445,921
   Year Ended September 30, 2005             2,097,453,846      2,135,377,175
   Year Ended September 30, 2004             1,069,526,653      1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         37 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS N                                    (UNAUDITED)          2005          2004            2003          2002        2001 1
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    14.38     $   13.65     $   12.49       $   10.48     $   12.13     $   13.67
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .11 2         .17 2         .10             .20           .39           .24
Net realized and unrealized gain (loss)            .02          1.38          1.12            2.01         (1.38)        (1.48)
                                            ------------------------------------------------------------------------------------
Total from investment operations                   .13          1.55          1.22            2.21          (.99)        (1.24)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.12)         (.12)         (.06)           (.17)         (.28)         (.30)
Tax return of capital distribution                  --            --            --            (.03)           --            --
Distributions from net realized gain              (.79)         (.70)           --              --          (.38)           --
                                            ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.91)         (.82)         (.06)           (.20)         (.66)         (.30)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $    13.60     $   14.38     $   13.65       $   12.49     $   10.48     $   12.13
                                            ====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                1.06%        11.66%         9.77%          21.27%        (8.94)%       (9.30)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   13,614     $  11,803     $   8,772       $   3,349     $     798     $      95
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   12,497     $  10,278     $   5,701       $   1,604     $     454     $      12
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             1.62%         1.24%         0.55%           1.24%         2.49%         5.81%
Total expenses                                    1.46%         1.50%         1.58%           1.76%         1.48%         1.32%
Expenses after payments and waivers and
reduction to custodian expenses                   1.46%         1.50%         1.57%           1.62%         1.48%         1.32%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             34% 5         73% 5         61% 5          205%           31%           40%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   ---------------------------------------------------------------------------
   Six Months Ended March 31, 2006           $ 793,940,039  $      847,445,921
   Year Ended September 30, 2005             2,097,453,846       2,135,377,175
   Year Ended September 30, 2004             1,069,526,653       1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         38 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek high total investment return consistent with preservation of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose


                         39 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $136,619,500 of securities issued on a when-issued basis or forward commitment and sold $54,736,501 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $131,250, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign


                         40 | OPPENHEIMER BALANCED FUND
withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the year ended September 30, 2005, the Fund utilized $248,875 of capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2006, the Fund's projected benefit obligations were increased by $2,368 and payments of $11,154 were made to retired trustees, resulting in an accumulated liability of $115,819 as of March 31, 2006.


                         41 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES  Continued

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At March 31, 2006, the Fund had $848 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent


                         42 | OPPENHEIMER BALANCED FUND
on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2.SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED MARCH 31, 2006      YEAR ENDED SEPTEMBER 30, 2005
                                  SHARES             AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                           3,736,161       $ 51,939,505        6,341,196      $ 89,407,865
Dividends and/or
distributions reinvested       3,209,982         43,516,913        2,700,256        37,680,524
Redeemed                      (3,773,325)       (52,392,111)      (6,426,942)      (90,567,253)
                              -----------------------------------------------------------------
Net increase                   3,172,818       $ 43,064,307        2,614,510      $ 36,521,136
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                             849,411       $ 11,563,556        2,164,968      $ 29,908,987
Dividends and/or
distributions reinvested         418,081          5,553,676          334,015         4,563,228
Redeemed                      (1,166,517)       (15,898,449)      (1,865,946)      (25,836,022)
                              -----------------------------------------------------------------
Net increase                     100,975       $  1,218,783          633,037      $  8,636,193
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                             984,503       $ 13,458,319        1,913,961      $ 26,621,005
Dividends and/or
distributions reinvested         381,101          5,085,413          273,835         3,758,922
Redeemed                        (875,633)       (11,924,209)      (1,047,238)      (14,560,689)
                              -----------------------------------------------------------------
Net increase                     489,971       $  6,619,523        1,140,558      $ 15,819,238
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                             260,865       $  3,583,495          295,550      $  4,136,828
Dividends and/or
distributions reinvested          58,497            785,920           39,150           541,581
Redeemed                        (138,732)        (1,888,740)        (156,565)       (2,194,415)
                              -----------------------------------------------------------------
Net increase                     180,630       $  2,480,675          178,135      $  2,483,994
                              =================================================================


                         43 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2006, were as follows:

                                              PURCHASES           SALES
          -------------------------------------------------------------
          Investment securities           $ 259,241,035   $ 245,283,283
          U.S. government and
          government agency obligations 26,019,329 29,751,045 To Be Announced (TBA)
          mortgage-related securities       793,940,039     847,445,921

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2006, the Fund paid $653,521 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the


                         44 | OPPENHEIMER BALANCED FUND

Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2006 for Class B, Class C and Class N shares were $2,744,731, $1,540,768 and $162,295, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A          CLASS B          CLASS C          CLASS N
                        CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                      FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                  SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS          RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED               DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------
March 31, 2006       $  195,215           $  567       $  108,940         $  9,551         $  1,886

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of March 31, 2006, the Fund had no outstanding foreign currency contracts.


                         45 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                               UNREALIZED
                                EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS    MARCH 31, 2006   (DEPRECIATION)
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    6/21/06         224   $    24,451,000   $     (728,937)
                                                                           ---------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.       6/8/06         100        14,199,326          159,797
U.S. Treasury Nts., 2 yr.          6/30/06         363        74,000,953          145,643
U.S. Treasury Nts., 5 yr.          6/30/06         151        15,770,063          109,194
U.S. Treasury Nts., 10 yr.         6/21/06          96        10,213,500           70,131
                                                                           ---------------
                                                                                  484,765
                                                                           ---------------
                                                                           $     (244,172)
                                                                           ===============


                         46 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended March 31, 2006 was as follows:

                                           NUMBER OF   AMOUNT OF
                                           CONTRACTS    PREMIUMS
               -------------------------------------------------
               Options outstanding as of
               September 30, 2005                786   $  96,477
               Options written                   700      65,840
               Options closed or expired        (786)    (96,477)
                                           ---------------------
               Options outstanding as of
               March 31, 2006                    700   $  65,840
                                           =====================

--------------------------------------------------------------------------------
8.TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments


                         47 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                         NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY                    SWAP DESCRIPTION                               AMOUNT          DATE   APPRECIATION
-------------------------------------------------------------------------------------------------------------------
                                Received or paid monthly. If the sum of
                                the Lehman Brothers CMBS Index Payer
                                Payment Amount and the Floating Rate
                                Payer Payment Amount is positive, the
                                Counterparty will pay such amount to
                                the Fund. If the sums are negative,
Goldman Sachs                   then the Fund shall pay the absolute
Group, Inc. (The)               value of such amount to the Counterparty.
                                                                           $5,260,000        6/1/06   $     12,204
Abbreviations are as follows:
CMBS                            Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $26,524,332. Collateral of $27,070,885 was received for the loans, of which $16,305,947 was received in cash and subsequently invested in approved instruments.


                         48 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
11. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaints are without merit and that there are substantial grounds to sustain the district court's rulings.

--------------------------------------------------------------------------------
12. FUND REORGANIZATION

On December 15, 2005, the Board of Directors of Oppenheimer Disciplined Allocation Fund ("Disciplined Allocation Fund") approved a proposal to reorganize Disciplined Allocation Fund with and into the Fund. In a Special Meeting held on April 20, 2006, Shareholders of Disciplined Allocation Fund approved a Plan of Reorganization between Disciplined Allocation Fund and the Fund, and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of Disciplined Allocation Fund to the Fund in exchange for Class A, Class B, Class C and Class N shares of the Fund, (b) the distribution of Class A, Class B, Class C and Class N shares of the Fund to the Class A, Class B, Class C and Class N shareholders of Disciplined Allocation Fund in complete liquidation of Disciplined Allocation Fund and (c) the cancellation of the outstanding shares of Disciplined Allocation Fund.


                         49 | OPPENHEIMER BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         50 | OPPENHEIMER BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                         51 | OPPENHEIMER BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Leavy, Emmanuel Ferreira, and Angelo Manioudakis and the Manager's Value and High Grade investment teams and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other balanced funds advised by the Manager and other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other balanced funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were higher than its peer group median and average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted


                         52 | OPPENHEIMER BALANCED FUND
the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.

                         53 | OPPENHEIMER BALANCED FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:     /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006